Cover	Aug. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2025
Entity File Number	000-56457
Entity Registrant Name	Livento Group, Inc.
Entity Central Index Key	0001593549
Entity Tax Identification Number	49-3999052
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17 Stete Street
Entity Address, City or Town	Suite 4000
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	980
Local Phone Number	432-8241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NUGN
Entity Emerging Growth Company	false